Trade accounts receivable, unbilled services and payments on account (Tables)	9 Months Ended
Sep. 30, 2018
Contracts Receivable [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities

Trade accounts receivables and unbilled revenue are as follows:

	September 30, 2018	December 31, 2017
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$381,735	$388,431
Unbilled services (unbilled revenue)	338,523	268,509
Trade accounts receivable and unbilled revenue	720,258	656,940
Allowance for doubtful accounts	(8,471)	(8,930)

Trade accounts receivable and unbilled revenue, net	$711,787	$648,010

Unbilled services and payments on account were as follows:

(in thousands, except percentages)	September 30, 2018	December 31, 2017	$ Change	% Change

Unbilled services (unbilled revenue)	$338,523	$268,509	$70,014	26.1%
Unearned revenue (payments on account)	(353,636)	(298,992)	(54,644)	18.3%

Net balance	$(15,113)	$(30,483)	$15,370	50.4%